Putnam
Japan Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

Dear Shareholder:

As Putnam Japan Fund's fiscal year closed on August 31, 1998, Fund Manager Robert Swift and his colleagues in the International Growth area saw a hint of credit easing in the Japanese government's quarter-point reduction of the overnight call rate.

Implementation of the government's banking reform plan has been delayed, and Japan's growing fiscal deficit may force regional governments to put public works expenditures on hold. Instead of acting as a major catalyst for change, the Liberal Democratic Party's losses in the recent upper house elections and the appointment of a new prime minister have led to a political stalemate; the opposition parties are holding up measures aimed at resolving the banking problem in order to force a general election. Consequently, companies that had built such a rebound into their earnings forecasts are now adjusting them downward accordingly.

The management team is looking beyond these near-term negatives, focusing instead on intense analysis and careful selection of stocks of companies that the team believes will be in the best position to advance once Japan's economy and market return to normal growth rates. The fund has performed well against its benchmark index.


[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance                    21.2%

Electronics and electrical equipment     17.2%

Utilities                                13.3%

Automotive                                8.4%

Retail                                    6.0%

Footnote reads:
*Based on net assets as of 8/31/98. Holdings will vary over time.

Nevertheless, the team is not optimistic about any meaningful near-term improvement in Japan's economic and market environment and believes, in fact, that prospects for a year-end economic recovery are fading. The team believes, however, that the solutions to Japan's existing problems are possible. After 10 years of underperforming the U.S. market, Japanese equities should begin to catch up.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 21, 1998

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of August 31, 1998, there is no guarantee the fund will continue to hold these securities in the future. Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment. This fund invests a portion of its assets in small-size companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Japan Fund is designed for investors seeking capital appreciation primarily through common stocks of Japanese companies.


TOTAL RETURN FOR PERIODS ENDED 8/31/98
(inception 12/28/95)

                                                      MSCI       Consumer
                                 NAV      POP     Japan Index  Price Index
--------------------------------------------------------------------------
1 year                         -31.89%  -35.84%     -32.70%       1.62%
--------------------------------------------------------------------------
Life of fund (since 12/28/95)  -44.71   -47.90      -45.08        6.45
Annual average                 -19.90   -21.67      -20.13        2.37
--------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                                      NAV         POP
--------------------------------------------------------------------------
1 year                                              -30.57%     -34.53%
--------------------------------------------------------------------------
Life of fund (since 12/28/95)                       -45.34      -48.49
Annual average                                      -19.66      -21.37
--------------------------------------------------------------------------

Past performance is no assurance of future results. Returns at public offering price reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment returns and principal will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/98

------------------------------------------------------------------------------
Distributions (number)              1
------------------------------------------------------------------------------
Income                           $0.135
------------------------------------------------------------------------------
Capital gains                      --
------------------------------------------------------------------------------
  Total                          $0.135
------------------------------------------------------------------------------
Share value:                  NAV      POP
------------------------------------------------------------------------------
8/31/97                     $6.65    $7.06
------------------------------------------------------------------------------
8/31/98                      4.41     4.68
------------------------------------------------------------------------------



[GRAPHIC OMMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
12/28/95
               Fund's class A    MCSI Japan     Consumer Price
Date            shares at POP      Index            Index

12/28/95           9,424          10,000           10,000
8/31/96            8,836           9,228           10,248
8/31/97            7,649           8,160           10,477
8/31/98           $5,210          $5,492          $10,645

Past performance is no assurance of future results.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged list of Japanese equity securities, with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants
For the fiscal year ended August 31, 1998

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam Japan Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Japan Fund (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 1998




Portfolio of investments owned
August 31, 1998

COMMON STOCKS (96.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Automotive (8.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Honda Motor Co., Ltd.                                                                  $       34,480
              8,000  NHK Spring Co., Ltd.                                                                           19,071
              5,000  Toyota Motor Corp.                                                                            106,775
                                                                                                            --------------
                                                                                                                   160,326

Basic Industrial Products (5.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Enplas Corp.                                                                                   41,149
              1,000  Hoya Corp.                                                                                     33,345
              2,000  Toya Seikan Kaisha                                                                             25,172
                                                                                                            --------------
                                                                                                                    99,666

Building and Construction (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  INAX Corp.                                                                                     11,281

Business Equipment and Services (2.7%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Dai Nippon Printing Co., Ltd.                                                                  13,984
              4,000  Ricoh Co., Ltd.                                                                                38,368
                                                                                                            --------------
                                                                                                                    52,352

Computer Services and Software (5.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Fuji Soft ABC, Inc.                                                                            35,970
              7,000  Fujitsu Ltd.                                                                                   71,018
                                                                                                            --------------
                                                                                                                   106,988

Consumer Non Durables (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  KAO Corp.                                                                                      15,431

Electronics and Electrical Equipment (17.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Fanuc                                                                                          32,281
                500  Hirose Electric Co. Ltd.                                                                       28,060
              3,000  Matsushita Electric Industrial Co.                                                             43,207
              1,000  Murata Manufacturing Co. Ltd.                                                                  33,061
              2,000  Nippondenso Co., Ltd.                                                                          30,011
              1,000  Secom Co.                                                                                      57,750
              1,000  Sony Corp.                                                                                     73,146
              9,000  Toshiba Corp.                                                                                  32,373
                                                                                                            --------------
                                                                                                                   329,889

Food and Beverages (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Kirin Brewery Co. Ltd.                                                                         16,744

Insurance and Finance (21.2%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Keiyo Bank                                                                                     33,523
              6,000  Mitsubishi Bank Ltd.                                                                           42,483
             16,000  Mitsui Marine and Fire Insurance Co., Ltd.                                                     63,796
              4,000  Nissan Fire & Marine Insurance                                                                 12,089
              3,000  Nomura Securities Co. Ltd.                                                                     29,159
              1,000  Orix Corp.                                                                                     67,754
              4,000  Sanwa Bank Ltd.                                                                                22,930
             11,000  Sumitomo Marine & Fire                                                                         55,410
              4,000  Sumitomo Trust & Banking                                                                       28,606
              6,000  Tokio Marine & Fire Insurance Co. Ltd.                                                         49,464
                                                                                                            --------------
                                                                                                                   405,214

Medical Supplies and Devices (2.8%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Takeda Chemical Industries                                                                     52,359

Metals and Mining (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  Hitachi Metals Ltd.                                                                            16,176

Paper and Forest Products (2.4%)
--------------------------------------------------------------------------------------------------------------------------
             14,000  Nippon Paper Industries Co. Ltd.                                                               45,491

Pharmaceuticals and Biotechnology (3.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Sankyo Co., Ltd.                                                                               21,781
              6,000  Shionogi & Co., Ltd.                                                                           32,735
              1,000  Taisho Pharmaceutical Co.                                                                      20,397
                                                                                                            --------------
                                                                                                                    74,913

Real Estate (1.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Mitsubishi Estate Co., Ltd.                                                                    14,757
              5,000  Mitsui Real Estate Sales Co.                                                                   14,083
                                                                                                            --------------
                                                                                                                    28,840

Retail (6.0%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Ito-Yokado Co., Ltd.                                                                           46,612
              4,000  Seiyu, Ltd.                                                                                    10,018
              1,000  Seven-Eleven Japan Co., Ltd.                                                                   59,028
                                                                                                            --------------
                                                                                                                   115,658

Telecommunications (2.7%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Matsushita Communication Industrial Co., Ltd.                                                  33,700
              2,000  Uniden Ord                                                                                     17,098
                                                                                                            --------------
                                                                                                                    50,798

Transportation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Seino Transportation                                                                           10,074

Utilities (13.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Chubu Electric Power, Inc.                                                                     73,785
              3,000  Kyushu Electric Power Inc.                                                                     43,952
                 18  Nippon Telegraph and Telephone Corp.                                                          136,645
                                                                                                            --------------
                                                                                                                   254,382
                                                                                                            --------------
                     Total Common Stocks (cost $2,594,679)                                                  $    1,846,582

SHORT-TERM INVESTMENTS (4.9%)(a) (cost $93,015)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $93,000  Interest in $750,000,000 joint tri-party repurchase agreement dated August 31, 1998 with Goldman Sachs & Co. due
                       September 1, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $93,015, for an effective
                       yield of 5.78%                                                                       $       93,015
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,687,694) (b)                                                $    1,939,597
--------------------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $1,914,390.

(b) The aggregate identified cost on a tax basis is $2,693,230, resulting in gross unrealized appreciation and depreciation of $31,830 and $785,463, respectively, or net unrealized depreciation of $753,633.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,687,694) (Note 1)                                                $1,939,597
-----------------------------------------------------------------------------------------------
Cash                                                                                        349
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                           223
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                       74
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         19,478
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,996
-----------------------------------------------------------------------------------------------
Total assets                                                                          1,962,717

Liabilities
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              4,155
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  484
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            1,085
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                3,662
-----------------------------------------------------------------------------------------------
Payable for auditing                                                                     34,012
-----------------------------------------------------------------------------------------------
Payable for legal                                                                           983
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    3,936
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        48,327
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,914,390

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,630,168
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (1,336)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (966,350)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                           (748,092)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,914,390

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($1,914,390 divided by 434,099 shares)                                                    $4.41
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $4.41)*                                            $4.68
-----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1998

Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,602)                                              $  19,674
-----------------------------------------------------------------------------------------------
Interest                                                                                    239
-----------------------------------------------------------------------------------------------
Total investment income                                                                  19,913

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         18,352
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            5,328
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        2,564
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             43
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              252
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   4,359
-----------------------------------------------------------------------------------------------
Registration fees                                                                             6
-----------------------------------------------------------------------------------------------
Auditing                                                                                 35,625
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,073
-----------------------------------------------------------------------------------------------
Postage                                                                                     130
-----------------------------------------------------------------------------------------------
Other                                                                                        16
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (37,486)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           33,262
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (5,096)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             28,166
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (8,253)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (574,480)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (1,336)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year                                                           14
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                             (318,069)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (893,871)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $(902,124)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                        Year ended August 31
                                                                                   ----------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $    (8,253)     $  (14,502)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                          (575,816)       (324,719)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                           (318,055)       (126,020)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                   (902,124)       (465,241)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                            (57,361)        (29,097)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                                      --         (72,178)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                           (170,696)        591,344
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              (1,130,181)         24,828

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     3,044,571       3,019,743
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income and undistributed net
investment income of $1,336 and $57,227, respectively)                              $ 1,914,390      $3,044,571
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                   Year ended          Dec. 28, 1995+
operating performance                                                                        August 31           to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $6.65            $7.97            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                (.01)            (.03)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                   (2.09)           (1.02)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 (2.10)           (1.05)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.14)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.14)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $4.41            $6.65            $7.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                            (31.89)          (13.43)           (6.24)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $1,914           $3,045           $3,020
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                           1.45             1.46              .98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(c)                                                           (.36)            (.50)            (.29)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                59.07           100.61            46.39*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2).

(c) Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses for the fund for the year ended August 31, 1998, and August 31, 1997, and the period ended
    August 31, 1996, reflect a reduction of $0.05, $0.05 and $0.04 per share, respectively.




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam Japan Fund (the "fund") is one of a series of Putnam Investments Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks and equity securities, including securities convertible into common stocks or other equity securities, of Japanese companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S.dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1998, the fund had a capital loss carryover of approximately $613,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                Expiration
-------------------------------------------------------------------------
  $ 46,000                 August 31, 2005
   567,000                 August 31, 2006

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, and organization costs. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1998, the fund reclassified $7,051 to decrease distributions in excess of net investment income and $8,387 to decrease paid-in-capital, with a decrease to accumulated net realized loss on investments of $1,336. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998 to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1998, fund expenses were reduced by $5,096 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares.

Note 3
Purchases and sales

During the year ended August 31, 1998 purchases and sales of investment securities other than short-term investments aggregated $1,324,524 and $1,518,969, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

                                                         Year ended
                                                       August 31, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        103,751          $ 532,979
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       11,518             57,361
-----------------------------------------------------------------------------
                                                   115,269            590,340

Shares
repurchased                                       (138,671)          (761,036)
-----------------------------------------------------------------------------
Net decrease                                       (23,402)         $(170,696)
-----------------------------------------------------------------------------

                                                         Year ended
                                                       August 31, 1997
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        342,830        $ 2,631,727
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       14,169            101,162
-----------------------------------------------------------------------------
                                                   356,999          2,732,889

Shares
repurchased                                       (278,306)        (2,141,545)
-----------------------------------------------------------------------------
Net increase                                        78,693        $   591,344
-----------------------------------------------------------------------------

At August 31, 1998, Putnam Investments, Inc. owned 400,150 shares of the fund (92.2% of shares outstanding), valued at $1,764,662.



Federal tax information
(Unaudited)

For the period, interest and dividends from foreign countries were $23,276 or $.054 per share. Taxes paid to foreign countries were $3,602 or $.008 per share.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

John J. Morgan, Jr.
Vice President

Carol McMullen
Vice President

Brett C. Browchuk
Vice President

Robert Swift
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Japan Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

45970   2AWA   10/98